Segments and Geographic Information - Summary of Significant Revenues in Following Regions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenues	$ 7,551	$ 7,017
North America [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenues	6,127	5,632
Asia [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenues	999	943
Europe [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenues	388	393
All Other Regions [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenues	$ 37	$ 49